Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Shares to be Issued	Shares Subscribed	Warrant Reserve	Option Reserve	Deficit	Total
Equity at beginning of period at Dec. 31, 2017	$ 18,340,491	$ 973,333	$ 0	$ 221,388	$ 4,054,494	$ (21,091,609)	$ 2,498,097
Number of shares outstanding at beginning of period at Dec. 31, 2017	27,860,623
Issue of equity	$ 771,504	0	0	9,332	0	0	780,836
Shares issued for Cash	5,327,335
Exercise of warrants	$ 603,310	0	0	(8,210)	0	0	595,100
Shares issued for Exercise of Warrants	2,975,500
Exercise of stock options	$ 69,001	0	0	0	(40,181)	0	28,820
Shares issued for Exercise of Options	131,000
Shares issued for services	$ 43,915	11,167	0	0	0	0	55,082
Shares issued for services	233,450
Shares issued for acquisition of HealthTab Inc, Value	$ 773,333		0	0	0	0	0
Shares issued for acquisition of HealthTab Inc, Shares	2,666,667
Shares issued for cquisition of Corozon Platform, Value	$ 181,818	0	0	0	0	0	181,818
Shares issued for cquisition of Corozon Platform, Shares	909,090
Acquisition of distribution rights, Value	$ 0	0	0	510,878	0	0	510,878
Acquisition of distribution rights, Shares	0
Share issuance costs							0
Increase (decrease) through share-based payment transactions, equity	$ 0	0	0	0	372,137	0	372,137
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(4,136,802)	(4,136,802)
Number of shares outstanding at end of period at Dec. 31, 2018	40,103,665
Equity at end of period at Dec. 31, 2018	$ 20,783,372	211,167	0	733,388	4,386,450	(25,228,411)	885,966
Issue of equity	$ 465,760	0	0	171,310	0	0	637,070
Shares issued for Cash	11,058,835
Exercise of stock options	$ 39,807	0	0	0	(19,106)	0	20,701
Shares issued for Exercise of Options	73,928
Shares issued for services	$ 11,167		0	0	0	0	0
Shares issued for services	125,081
Shares issued for acquisition of HealthTab Inc, Value	$ 100,000		0	0	0	0	0
Shares issued for acquisition of HealthTab Inc, Shares	1,111,110
Share subscriptions received	$ 0	0	10,000	0	0	0	10,000
Share issuance costs							0
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	86,420	0	86,420
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(2,105,608)	(2,105,608)
Number of shares outstanding at end of period at Dec. 31, 2019	52,472,619
Equity at end of period at Dec. 31, 2019	$ 21,400,106	100,000	10,000	904,698	4,453,764	(27,334,019)	(465,451)
Issue of equity	$ 626,000	0	0	0	0	0	626,000
Shares issued for Cash	6,260,000
Exercise of stock options	$ 6,672	0	0	0	(1,422)	0	5,250
Shares issued for Exercise of Options	105,000
Shares issued for services	$ 136,949	0		0	0	0	126,949
Shares issued for services	5,477,965
Share subscriptions received	$ 0	0	10,000	0	0	0	10,000
Bonus shares for loan, Value	$ 52,200	0	0	0	0	0	52,200
Bonus shares for loan, Shares	3,480,000
Acquisition of HealthTab Inc, Value	$ 100,000		0	0	0	0	0
Acquisition of HealthTab Inc, Shares	2,000,000
Share issuance costs	$ (35,075)	0	0	9,833	0	0	(25,242)
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	130,219	0	130,219
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(1,173,966)	(1,173,966)
Number of shares outstanding at end of period at Dec. 31, 2020	69,795,584
Equity at end of period at Dec. 31, 2020	$ 22,286,852	$ 0	$ 10,000	$ 914,531	$ 4,582,561	$ (28,507,985)	$ (714,041)